Corgi U.S. War Machine ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace Product and Parts Manufacturing - 19.3%
AeroVironment, Inc. (a)	135	$ 22,285
General Dynamics Corp.	297	105,209
Hexcel Corp.	270	27,016
Loar Holdings, Inc. (a)	270	21,765
Lockheed Martin Corp.	243	123,799
Rocket Lab Corp. (a)	756	76,847
RTX Corp.	945	179,295
TransDigm Group, Inc.	54	71,930
		628,146

Alumina and Aluminum Production and Processing - 3.4%
Howmet Aerospace, Inc.	405	108,888

Basic Chemical Manufacturing - 0.4%
Olin Corp.	648	12,843

Business Support Services - 0.5%
Amentum Holdings, Inc. (a)	729	15,068

Communications Equipment Manufacturing - 1.3%
Kratos Defense & Security Solutions, Inc. (a)	567	28,270
Ondas, Inc. (a)	1,836	15,129
		43,399

Computer Systems Design and Related Services - 2.5%
CACI International, Inc. - Class A (a)	54	25,016
Leidos Holdings, Inc.	297	30,582
Science Applications International Corp.	216	23,849
		79,447

Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.1%
BWX Technologies, Inc.	189	36,789

Fabric Mills - 0.2%
National Presto Industries, Inc.	54	6,749

Facilities Support Services - 0.5%
V2X, Inc. (a)	216	16,105

Management of Companies and Enterprises - 1.2%
Karman Holdings, Inc. (a)	405	20,218
Weatherford International PLC	216	17,604
		37,822

Management, Scientific, and Technical Consulting Services - 0.7%
Booz Allen Hamilton Holding Corp.	378	22,933

Medical Equipment and Supplies Manufacturing - 0.3%
Cadre Holdings, Inc.	297	8,468

Natural Gas Distribution - 7.4%
Cheniere Energy, Inc.	297	70,986
Kinder Morgan, Inc.	2,538	81,140
ONEOK, Inc.	864	75,116
Venture Global, Inc. - Class A	1,134	12,621
		239,863

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.6%
Leonardo DRS, Inc.	432	18,434
Moog, Inc. - Class A	81	34,331
		52,765

Office Administrative Services - 1.9%
Baker Hughes Co.	1,134	62,937

Oil and Gas Extraction - 18.1%
Devon Energy Corp.	1,134	46,857
Diamondback Energy, Inc.	324	56,953
EOG Resources, Inc.	675	87,568
EQT Corp.	1,053	55,988
Exxon Mobil Corp.	1,917	262,092
Matador Resources Co.	432	21,505
Occidental Petroleum Corp.	1,188	57,701
		588,664

Other Fabricated Metal Product Manufacturing - 0.2%
Smith & Wesson Brands, Inc.	486	7,309

Petroleum and Coal Products Manufacturing - 14.5%
Chevron Corp.	1,107	183,497
Marathon Petroleum Corp.	378	96,643
Phillips 66	540	91,287
Valero Energy Corp.	378	98,446
		469,873

Pipeline Transportation of Natural Gas - 5.5%
Targa Resources Corp.	297	79,637
Williams Cos., Inc.	1,323	98,352
		177,989

Printing and Related Support Activities - 1.1%
Permian Resources Corp.	1,944	35,789

Semiconductor and Other Electronic Component Manufacturing - 0.9%
Mercury Systems, Inc. (a)	243	29,726

Ship and Boat Building - 0.9%
Huntington Ingalls Industries, Inc.	108	30,228

Software Publishers - 4.5%
Palantir Technologies, Inc. - Class A (a)	1,161	135,454
Red Cat Holdings, Inc. (a)	918	9,777
		145,231

Steel Product Manufacturing from Purchased Steel - 1.6%

ATI, Inc. (a)	270		53,217

Support Activities for Mining - 8.5%
ConocoPhillips	1,080		112,277
Halliburton Co.	1,323		44,916
Helmerich & Payne, Inc.	432		14,144
Liberty Energy, Inc.	621		16,264
Patterson-UTI Energy, Inc.	1,674		15,367
SLB Ltd.	1,566		72,803
			275,771
TOTAL COMMON STOCKS (Cost $3,332,170)			3,186,019

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	61,823		61,823
TOTAL MONEY MARKET FUNDS (Cost $61,823)			61,823

TOTAL INVESTMENTS - 100.0% (Cost $3,393,993)			3,247,842
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00001)	(29)
TOTAL NET ASSETS - 100.0%			$ 3,247,813

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi U.S. War Machine ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,186,019	$ –	$ –	$ 3,186,019
Money Market Funds	61,823	–	–	61,823
Total Investments	$ 3,247,842	$ –	$ –	$ 3,247,842

Refer to the Schedule of Investments for further disaggregation of investment categories.